                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05689

              Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL PREMIUM INCOME TRUST
PORTFOLIO OF INVESTMENTS August 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN                                                                           COUPON      MATURITY
THOUSANDS                                                                            RATE         DATE         VALUE
---------                                                                           ------      --------   -------------
            TAX-EXEMPT MUNICIPAL BONDS (150.5%)
            General Obligation (11.4%)
$   1,000   Northern Tobacco Securitization Asset-Backed Ser A                        5.00%     06/01/46   $     987,160
    3,000   California, Various Purpose dtd 12/01/05                                  5.00      03/01/27       3,156,390
    2,000   Los Angeles Unified School District, California, 2003 Ser A (FSA)         5.25      07/01/20       2,174,860
    2,000   Connecticut, 2001 Ser D                                                   5.00      11/15/20       2,099,560
    2,500   Chicago Park District, Illinois, 2004 Ser A (Ambac)                       5.00      01/01/28       2,612,650
      385   Du Page County Community Unit School District #200, Illinois, Ser         5.25      11/01/21         414,210
               2003 B (FSA)
    1,000   New York City, New York, 2005 Ser G                                       5.00      12/01/23       1,049,890
    1,000   Pennsylvania, RITES PA - 1112 B (MBIA)                                   5.378+++   01/01/19       1,147,250
    5,000   Charleston County School District, South Carolina, Ser 2004 A             5.00      02/01/22       5,286,750
    1,000   Tennessee Energy Acquisition Corp, Residuals Ser 47TP                    6.707+++   09/01/19       1,415,340
---------                                                                                                  -------------
   18,885                                                                                                     20,344,060
---------                                                                                                  -------------

            Educational Facilities Revenue (7.9%)
    2,500   University of Alabama, Ser 2004 A (MBIA)                                  5.25      07/01/20       2,710,000
    2,000   California Educational Facilities Authority, Mills College Ser 2005 A     5.00      09/01/34       2,045,400
    2,000   California Infrastructure & Economic Development Bank, The Scripps
               Research Institute Ser 2005 A                                          5.00      07/01/29       2,090,660
    2,000   Broward County Educational Facilities Authority, Florida, Nova            5.00      04/01/31       2,095,320
               Southeastern University Ser 2006 (AGC)
    5,000   Swarthmore Boro Authority, Pennsylvania, Swarthmore College Ser 2001      5.00      09/15/31       5,155,800
---------                                                                                                  -------------
   13,500                                                                                                     14,097,180
---------                                                                                                  -------------

            Electric Revenue (13.4%)
    8,000   Salt River Project Agricultural Improvement & Power District,
               Arizona, Ser 2002 B                                                    5.00      01/01/26       8,363,520
    1,550   Los Angeles Department of Water & Power, California, 2001 Ser A           5.00      07/01/24       1,579,605
    5,000   Orlando Utilities Commission, Florida, Water & Electric Ser 2001          5.00      10/01/22       5,274,900
    3,000   Long Island Power Authority, New York, Ser 2004 A (Ambac)                 5.00      09/01/34       3,134,280
    3,365   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)                  5.75      07/01/19       3,486,308
    2,000   Grant County Public Utility District #2, Washington, Wanapum
               Hydroelectric 2005 Ser A (FGIC)                                        5.00      01/01/34       2,079,300
---------                                                                                                  -------------
   22,915                                                                                                     23,917,913
---------                                                                                                  -------------

            Hospital Revenue (20.9%)
    3,500   Birmingham-Carraway Special Care Facilities Financing Authority,         5.875      08/15/15       3,540,775
               Alabama, Carraway Methodist Ser 1995 A (Connie Lee)
    2,000   Glendale Industrial Development Authority, Arizona, John C Lincoln        5.00      12/01/37       2,026,020
               Health Ser 2005 B
    1,000   Washington County, Arkansas, Washington Regional Medical                  5.00      02/01/35       1,015,340
               Center Ser 2005 A
    1,000   California Statewide Community Development Authority, Huntington          5.00      07/01/27       1,037,900

               Memorial Hospital Ser 2005
    3,000   Indiana Health & Educational Facility Financing Authority, Clarian        5.25      02/15/40       3,146,910
               Health Ser 2006 A
    2,000   Indiana Health Facilities Financing Authority, Community Health Ser       5.00      05/01/35       2,079,000
               2005 A (Ambac)
    1,500   Lawrence, Kansas, Memorial Hospital                                      5.125      07/01/36       1,562,235
    3,000   Louisiana Public Facilities Authority, Baton Rouge General Medical        5.25      07/01/33       3,174,360
            Center-FHA Insured Mtge Ser 2004 (MBIA)
    1,000   Maryland Health & Higher Education Facilities Authority, Johns            5.00      11/15/28       1,043,230
               Hopkins Hospital Ser 2003
    3,500   Kent Hospital Finance Authority, Michigan, Metropolitan Hospital          6.25      07/01/40       3,876,215
               Ser 2005 A
    3,000   Michigan State Hospital Finance Authority, Henry Ford Health              5.25      11/15/46       3,145,230
               System Refg Ser 2006 A
    1,100   Glencoe, Minnesota, Glencoe Regional Health Ser 2005                      5.00      04/01/31       1,120,317
    2,000   New York State Dormitory Authority, Montefiore Hospital - FHA             5.00      08/01/29       2,095,760
               Insured Mtge Ser 2004 (FGIC)
    5,000   Lehigh County General Purpose Authority, Pennsylvania, St Luke's         5.375      08/15/33       5,223,800
               of Bethlehem Ser A 2003
    3,000   Johnson City Health & Educational Facilities Board, Tennessee,
               Mountain States Health Alliance Ser 2006 A                             5.50      07/01/36       3,180,990
---------                                                                                                  -------------
   35,600                                                                                                     37,268,082
---------                                                                                                  -------------

            Industrial Development/Pollution Control Revenue (18.3%)
    4,810   Pima County Industrial Development Authority, Arizona, Tucson             7.25      07/15/10       4,828,951
               Electric Power Co Refg Ser 1988 A (FSA)
    3,000   Tobacco Settlement Authority, Iowa, Ser 2005 C                            5.50      06/01/42       3,100,710
    2,000   Nassau County Tobacco Settlement Corporation, New York, Ser 2006 A-3     5.125      06/01/46       2,015,100
            New York City Industrial Development Agency, New York,
    5,000      American Airlines Inc Ser 2005 (AMT)                                   7.75      08/01/31       5,800,750
    8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)             5.65      10/01/28       8,041,760
    2,000      7 World Trade Center, LLC Ser A                                        6.25      03/01/15       2,128,200
    2,000      Yankee Stadium-Pilot                                                   5.00      03/01/46       2,091,300
    3,000   TSASC Inc, New York, Tobacco Settlement Ser 1-2006                       5.125      06/01/42       3,021,510
    1,500   Brazos River Authority, Texas, Texas Utilities Electric Co Refg Ser
               1999 A (AMT)                                                           7.70      04/01/33       1,753,950
---------                                                                                                  -------------
   31,310                                                                                                     32,782,231
---------                                                                                                  -------------

            Mortgage Revenue - Multi-Family (0.2%)
      320   Minnesota Housing Finance Agency, Rental 1995 Ser D (MBIA)                6.00      02/01/22         322,061
---------                                                                                                  -------------

            Mortgage Revenue - Single Family (0.2%)
      130   Colorado Housing & Finance Authority, Ser 1997 A-2 (AMT)                  7.25      05/01/27         132,418
      155   Missouri Housing Development Commission, Homeownership 1996
               Ser D (AMT)                                                            7.10      09/01/27         159,160
---------                                                                                                  -------------
      285                                                                                                        291,578
---------                                                                                                  -------------

            Public Facilities Revenue (9.2%)
    1,000   Jefferson County, Alabama, School Ser 2004 A                              5.50      01/01/22       1,082,240
    1,000   Kern County Board of Education, California, Refg Ser 2006 A COPs          5.00      06/01/31       1,049,920
               (MBIA)
            Fort Collins, Colorado,

    2,040      Ser 2004 A COPs (Ambac)                                               5.375      06/01/21       2,217,419
    2,155      Ser 2004 A COPs (Ambac)                                               5.375      06/01/22       2,339,425
    2,000   Louisiana Public Facilities Authority, Ochsner Clinic Ser 2002            5.50      05/15/32       2,091,540
            Saint Paul Independent School District #625, Minnesota,
    1,700      Ser 1995 C COPs                                                        5.45      02/01/11       1,702,431
    1,800      Ser 1995 C COPs                                                        5.50      02/01/12       1,802,646
    1,500   Oregon Department of Administrative Services, Ser 2005 B COPs             5.00      11/01/21       1,595,715
               (FGIC)
    2,400   Goat Hill Properties, Washington, Governmental Office Ser 2005 (MBIA)     5.00      12/01/33       2,485,968
---------                                                                                                  -------------
   15,595                                                                                                     16,367,304
---------                                                                                                  -------------

            Recreational Facilities Revenue (2.9%)
    2,000   Denver Convention Center Hotel Authority, Colorado, Refg                  5.00      12/01/30       2,096,560
               Ser 2006 (XLCA)
    3,000   District of Columbia, Ballpark, Ser 2006 B-1 (FGIC)                       5.00      02/01/31       3,126,870
---------                                                                                                  -------------
    5,000                                                                                                      5,223,430
---------                                                                                                  -------------

            Retirement & Life Care Facilities Revenue (0.6%)
    1,000   Lubbock Health Facilities Development Corporation, Texas, Carillon
               Senior Life Care Ser 2005 A                                           6.625      07/01/36       1,030,190
---------                                                                                                  -------------
            Tax Allocation Revenue (1.1%)
    2,000   Fenton, Missouri, Gravois Bluffs Refg Ser 2006                            4.50      04/01/21       2,030,120
---------                                                                                                  -------------

            Transportation Facilities Revenue (22.3%)
    3,000   Florida, Department of Transportation, Ser 2002 A (MBIA)                  5.00      07/01/25       3,153,480
    2,500   Miami-Dade County, Florida, Miami Int'l Airport, Ser 2000 B (FGIC)        5.75      10/01/24       2,697,725
            Georgia State Road & Tollway Authority,
    2,000      Ser 2004                                                               5.00      10/01/22       2,124,780
    3,000      Ser 2004                                                               5.00      10/01/23       3,184,890
            Chicago, Illinois, Chicago O'Hare Int'l Airport
    5,000      Ser 1996 A (Ambac)                                                    5.625      01/01/12       5,107,150
    4,000      3rd Lien Ser 2005 A (MBIA)                                             5.25      01/01/26       4,313,280
    1,000   Massachusetts Turnpike Authority, Metropolitan Highway ROLS              9.288      01/01/37       1,080,900
               RRII R536 (MBIA)
    5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                         5.00      01/01/30       5,215,550
    3,000   Metropolitan Transportation Authority, New York, State Service            5.50      07/01/20       3,275,070
               Contract Refg Ser 2002 B (MBIA)
    3,000   Triborough Bridge & Tunnel Authority, New York, Refg Ser 2002 B           5.25      11/15/19       3,244,320
    2,000   Pennsylvania Turnpike Commission, Ser R 2001 (Ambac)                      5.00      12/01/30       2,083,440
    3,000   Rhode Island Economic Development Corporation, Airport 2005 Ser           5.00      07/01/28       3,147,180
               C (MBIA)
    1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                  5.25      08/15/35       1,045,670
---------                                                                                                  -------------
   37,500                                                                                                     39,673,435
---------                                                                                                  -------------

            Water & Sewer Revenue (26.0%)
    2,000   Camarillo Public Finance Authority, California, Wastewater                5.00      06/01/36       2,093,360
               Ser 2005 (Ambac)
    3,000   Los Angeles Department of Water & Power, California, Water                5.00      07/01/25       3,163,740
               2004 Ser C (MBIA)
    3,000   Oxnard Financing Authority, California, Wastewater 2004 Ser A             5.00      06/01/29       3,146,040
               (FGIC)
    3,000   San Diego County Water Authority, California, Ser 2004 A COPs             5.00      05/01/29       3,149,310

               (FSA)
    2,460   JEA, Florida, Water & Sewer, Sub-second Crossover Ser (MBIA)              5.00      10/01/24       2,597,932
    3,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                    5.50      11/01/22       3,407,880
    4,000   Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)                         5.25      10/01/22       4,233,720
    3,215   Louisville & Jefferson County Metropolitan Sewer District,               5.375      05/15/22       3,465,706
               Kentucky, Ser 2001 A (MBIA)
    1,755   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)                 5.25      07/01/33       1,881,114
    3,000   Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A                5.25      06/01/22       3,219,090
               (FGIC)
    2,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F                  5.00      12/01/19       2,135,700
               (FGIC)
    1,675   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)                  5.00      01/01/23       1,711,465
    1,000   Austin, Texas, Water & Wastewater Refg Ser 2001 A (FSA)                  9.795+++   05/15/27       1,178,820
   10,000   Houston, Texas, Combined Utility Refg 2004 Ser A (FGIC)                   5.25      05/15/23      10,793,801
---------                                                                                                  -------------
   43,105                                                                                                     46,177,678
---------                                                                                                  -------------

            Other Revenue (12.9%)
    5,000   California Economic Recovery, Ser 2004 A ++                               5.00      07/01/16       5,303,200
            Golden State Tobacco Securitization Corporation, California,
    2,000      Enhanced Asset Backed Ser 2005 A (Ambac)                               5.00      06/01/29       2,063,840
    2,000      Enhanced Asset Backed Ser 2005 A                                       5.00      06/01/45       2,044,660
    2,000   New Jersey Economic Development Authority, Cigarette Tax                  5.75      06/15/29       2,144,380
               Ser 2004
    2,000   New York City Transitional Finance Authority, New York, Refg 2003         5.50++++  11/01/26       2,159,300
               Ser A
    8,000   New York State Local Government Assistance Corporation, Refg              5.00      04/01/21       8,231,280
               Ser 1997 B (MBIA)
    1,000   Philadelphia, Pennsylvania, Gas Works Eighteenth Ser (AGC)                5.25      08/01/20       1,074,590
---------                                                                                                  -------------
   22,000                                                                                                     23,021,250
---------                                                                                                  -------------

            Refunded (3.2%)
    1,340   Missouri Health & Educational Facilities Authority, Missouri, Baptist    7.625      07/01/18       1,576,188
               Medical Center Refg Ser 1989 (ETM)
    4,000   Montgomery County, Ohio, Franciscan Medical Center - Dayton
               Ser 1997                                                               5.50      01/01/10+      4,184,520
---------                                                                                                  -------------
    5,340                                                                                                      5,760,708
---------                                                                                                  -------------
  254,355   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $257,458,856)                                             268,307,220
---------                                                                                                  -------------

            SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.8%)
      700   Las Vegas, Nevada, Variable Purpose Ser C (Demand 09/01/06)               3.45*     06/01/36         700,000
    5,480   Reno, Nevada, St Mary's Regional Medical Center Ser 1998 B                3.35*     05/15/23       5,480,000
               (MBIA) (Demand 09/01/06)
      600   Cuyahoga County Hospital, Ohio, Ser B (Demand 09/01/06)                   3.95*     01/01/16         600,000
---------                                                                                                  -------------
    6,780   SHORT TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $6,780,000)                                      6,780,000
---------                                                                                                  -------------
$ 261,135   TOTAL INVESTMENTS (Cost $264,238,856) (a) (b)                            154.3%                  275,087,220
=========
            OTHER ASSETS IN EXCESS OF LIABILITIES                                      1.8                     3,139,348

            PREFERRED SHARES OF BENEFICIAL INTEREST                                  (56.1)                 (100,000,000)
                                                                                     -----                 -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                             100.0%                $ 178,226,568
                                                                                     =====                 =============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs  Certificates of Participation.

ETM  Escrowed to Maturity.

RITES  Residual Interest Tax-Exempt Securities (Illiquid securities).

ROLS  Reset Option Longs (Illiquid securities).

*    Current coupon of variable rate demand obligation.

+    Prerefunded to call date shown.

++ A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $181,250.

+++ Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $4,822,310 which represents 2.7% of net assets applicable to common shareholders.

++++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

(a) Securities have been designated as collateral in an amount equal to $38,947,658 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,882,130 and the aggregate gross unrealized depreciation is $33,766, resulting in net unrealized appreciation is $10,848,364.

Bond Insurance:

AGC  Assured Guaranty Corporation.

Ambac  Ambac Assurance Corporation.

CIFG  CIFG Assurance North America Inc.

Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of Ambac
            Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA  Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

XLCA  XL Capital Assurance Inc.

Futures Contracts Open at August 31, 2006:

                                 DESCRIPTION DELIVERY  UNDERLYING FACE   UNREALIZED
NUMBER OF CONTRACTS  LONG/SHORT     MONTH AND YEAR     AMOUNT AT VALUE  DEPRECIATION
-------------------  ----------  --------------------  ---------------  ------------
125                  Short       U.S. Treasury Notes
                                    10 yr
                                    September 2006      $(13,427,735)    $(312,844)

250                  Short       U.S. Treasury Notes
                                    5 yr
                                    September 2006       (26,253,908)     (352,250)
                                                                         ---------
                                    Total Unrealized Depreciation ....   $(665,094)
                                                                         =========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alabama                                                                      2.7%
Alaska                                                                       0.3
Arizona                                                                      5.6
Arkansas                                                                     0.3
California                                                                  12.5
Colorado                                                                     2.5
Connecticut                                                                  0.7
Dist of Columbia                                                             1.1
Florida                                                                      5.8
Georgia                                                                      4.7
Illinois                                                                     4.5
Indiana                                                                      1.9
Iowa                                                                         1.1
Kansas                                                                       0.5
Kentucky                                                                     1.2
Louisiana                                                                    1.9
Maryland                                                                     0.4
Massachusetts                                                                0.4
Michigan                                                                     3.1
Minnesota                                                                    1.8
Missouri                                                                     1.4
Nevada                                                                       3.4
New Jersey                                                                   3.5
New York                                                                    16.9
Ohio                                                                         2.3
Oregon                                                                       0.6
Pennsylvania                                                                 5.4
Rhode Island                                                                 1.1
South Carolina                                                               1.9
Tennessee                                                                    1.7
Texas                                                                        5.8
Utah                                                                         1.3
Washington                                                                   1.7
                                                                           -----
Total+                                                                     100.0%
                                                                           =====

----------
+ Does not include open short futures contracts with an underlying face amount of $39,681,643 with unrealized depreciation of $665,094.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006


                                       3